Segment Information (Details) - Schedule of Net Sales from External Customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Sales from External Customers [Line Items]
Total	$ 1,496,963	$ 1,720,273	$ 2,376,225
United States [Member]
Net Sales from External Customers [Line Items]
Total	1,362,423	1,553,389	2,101,975
Canada [Member]
Net Sales from External Customers [Line Items]
Total	114,948	138,123	211,778
Rest of world [Member]
Net Sales from External Customers [Line Items]
Total	$ 19,592	$ 28,761	$ 62,472